Accounting policies - Valuation adjustments due to model risk (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	€ 8,543
Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	146,468	€ 149,711	€ 140,659
Financial liabilities, at fair value	124,098	132,582	127,991
Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	8,543	6,651	4,473	€ 3,546
Financial liabilities, at fair value	905	1,074	442	196
Other | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value			2
Financial liabilities held for trading | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	295	290	289	182
Financial liabilities held for trading | Derivatives | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	295	290	289	182
Financial liabilities held for trading | Swaps | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	81	115	111	100
Financial liabilities held for trading | Exchange rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	1	1	7	9
Financial liabilities held for trading | Interest rate option | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	49	34	26	19
Financial liabilities held for trading | Index and securities options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	97	88	143	41
Financial liabilities held for trading | Other | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	65	50	2	13
Derivatives | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value		0	6	7
Derivatives | Swaps | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value		0	6	7
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	610	784	147	7
Financial assets held for trading | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	740	598	738	437
Financial assets held for trading | Credit risk derivatives
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0
Financial assets held for trading | Debt and equity instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value		65	153	32
Financial assets held for trading | Equity instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	3	0
Financial assets held for trading | Debt instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	7	65
Financial assets held for trading | Derivatives | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	730	533	585	405
Financial assets held for trading | Exchange rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	22	8	2	5
Financial assets held for trading | Swaps | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	272	182	185	189
Financial assets held for trading | Interest rate option | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	241	177	149	162
Financial assets held for trading | Index and securities options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	94	95	198	5
Financial assets held for trading | Other | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	101	71	51	44
Derivatives | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value		0	21	18
Derivatives | Swaps | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value		0	21	18
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	934	1,601	1,403	1,365
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS | Loans and advances | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value		376	460
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS | Customers | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	295	376	460	465
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS | Equity instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	505	550	462	382
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS | Debt instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	134	675	481	518
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	649	664	876	0
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Credit institutions | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	163	50	201	0
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Customers | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	19	32	560	0
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Debt instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	467	582	115	0
Financial assets at fair value through other comprehensive income | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	6,220	3,788	1,435	€ 1,726
Financial assets and liabilities | Financial liabilities held for trading
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	81,167	77,139	70,343
Financial assets and liabilities | Financial liabilities held for trading | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	71,009	67,068	53,950
Financial assets and liabilities | Financial liabilities held for trading | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	295	290	289
Financial assets and liabilities | Financial liabilities held for trading | Central banks | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value		0	0
Financial assets and liabilities | Financial liabilities held for trading | Central banks | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value		0	0
Financial assets and liabilities | Financial liabilities held for trading | Credit institutions | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value		0	0
Financial assets and liabilities | Financial liabilities held for trading | Credit institutions | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value		0	0
Financial assets and liabilities | Financial liabilities held for trading | Customers | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value		0	0
Financial assets and liabilities | Financial liabilities held for trading | Customers | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value		0	0
Financial assets and liabilities | Financial liabilities held for trading | Derivatives | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	63,920	61,789	53,950
Financial assets and liabilities | Financial liabilities held for trading | Derivatives | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	295	290	289
Financial assets and liabilities | Financial liabilities held for trading | Swaps | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	51,584	49,927	43,489
Financial assets and liabilities | Financial liabilities held for trading | Swaps | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	81	115	111
Financial assets and liabilities | Financial liabilities held for trading | Exchange rate options | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	724	658	610
Financial assets and liabilities | Financial liabilities held for trading | Exchange rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	1	1	7
Financial assets and liabilities | Financial liabilities held for trading | Interest rate option | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	4,226	4,291	4,411
Financial assets and liabilities | Financial liabilities held for trading | Interest rate option | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	49	34	26
Financial assets and liabilities | Financial liabilities held for trading | Index and securities options | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	456	1,309	1,233
Financial assets and liabilities | Financial liabilities held for trading | Index and securities options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	97	88	143
Financial assets and liabilities | Financial liabilities held for trading | Interest rate and equity futures | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	1,054	20	7
Financial assets and liabilities | Financial liabilities held for trading | Interest rate and equity futures | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	2	2	0
Financial assets and liabilities | Financial liabilities held for trading | Other | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	5,876	5,584	4,200
Financial assets and liabilities | Financial liabilities held for trading | Other | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	65	50	2
Financial assets and liabilities | Financial liabilities held for trading | Short positions | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	7,089	5,279	0
Financial assets and liabilities | Financial liabilities held for trading | Short positions | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	0	0
Financial assets and liabilities | Financial liabilities held for trading | Credit risk derivatives | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	(4)	6	0
Financial assets and liabilities | Derivatives
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	6,869	6,048	6,363
Financial assets and liabilities | Derivatives | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	6,869	6,048	6,352
Financial assets and liabilities | Derivatives | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	0	6
Financial assets and liabilities | Derivatives | Swaps | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	5,821	4,737	5,868
Financial assets and liabilities | Derivatives | Swaps | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	0	6
Financial assets and liabilities | Derivatives | Interest rate option | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	13	10	158
Financial assets and liabilities | Derivatives | Interest rate option | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	0	0
Financial assets and liabilities | Derivatives | Other | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	1,035	1,301	326
Financial assets and liabilities | Derivatives | Other | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	0	0
Financial assets and liabilities | FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	48,038	60,995	68,058
Financial assets and liabilities | FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	45,310	58,727	66,924
Financial assets and liabilities | FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	610	784	147
Financial assets and liabilities | Financial assets held for trading
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	114,945	108,230	92,879
Financial assets and liabilities | Financial assets held for trading | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	67,826	63,051	55,033
Financial assets and liabilities | Financial assets held for trading | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	740	598	738
Financial assets and liabilities | Financial assets held for trading | Credit institutions | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	3	0	0
Financial assets and liabilities | Financial assets held for trading | Credit institutions | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0	0
Financial assets and liabilities | Financial assets held for trading | Customers | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	296	355	205
Financial assets and liabilities | Financial assets held for trading | Customers | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0	0
Financial assets and liabilities | Financial assets held for trading | Debt and equity instruments | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,453	760	314
Financial assets and liabilities | Financial assets held for trading | Debt and equity instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	10	65	153
Financial assets and liabilities | Financial assets held for trading | Derivatives | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	66,074	61,936	54,514
Financial assets and liabilities | Financial assets held for trading | Derivatives | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	730	533	585
Financial assets and liabilities | Financial assets held for trading | Exchange rate options | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	696	469	617
Financial assets and liabilities | Financial assets held for trading | Exchange rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	22	8	2
Financial assets and liabilities | Financial assets held for trading | Swaps | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	54,488	51,594	44,423
Financial assets and liabilities | Financial assets held for trading | Swaps | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	272	182	185
Financial assets and liabilities | Financial assets held for trading | Interest rate option | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	3,129	3,073	3,778
Financial assets and liabilities | Financial assets held for trading | Interest rate option | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	241	177	149
Financial assets and liabilities | Financial assets held for trading | Interest rate futures | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,069	190	0
Financial assets and liabilities | Financial assets held for trading | Interest rate futures | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0	0
Financial assets and liabilities | Financial assets held for trading | Index and securities options | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	554	1,164	1,118
Financial assets and liabilities | Financial assets held for trading | Index and securities options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	94	95	198
Financial assets and liabilities | Financial assets held for trading | Other | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	6,138	5,446	4,578
Financial assets and liabilities | Financial assets held for trading | Other | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	101	71	51
Financial assets and liabilities | Derivatives
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	8,325	7,216	8,607
Financial assets and liabilities | Derivatives | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	8,325	7,216	8,586
Financial assets and liabilities | Derivatives | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0	21
Financial assets and liabilities | Derivatives | Swaps | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	6,998	6,485	7,704
Financial assets and liabilities | Derivatives | Swaps | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0	21
Financial assets and liabilities | Derivatives | Interest rate option | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	25	25	20
Financial assets and liabilities | Derivatives | Interest rate option | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0	0
Financial assets and liabilities | Derivatives | Other | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,302	706	862
Financial assets and liabilities | Derivatives | Other | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0	0
Financial assets and liabilities | NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	4,486	4,911	10,730
Financial assets and liabilities | NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,796	1,780	7,492
Financial assets and liabilities | NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	934	1,601	1,403
Financial assets and liabilities | NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS | Loans and advances | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	257	10	1,422
Financial assets and liabilities | NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS | Loans and advances | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	295	376	460
Financial assets and liabilities | NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS | Equity instruments | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	984	1,272	985
Financial assets and liabilities | NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS | Equity instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	505	550	462
Financial assets and liabilities | NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS | Debt instruments | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	555	498	5,085
Financial assets and liabilities | NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS | Debt instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	134	675	481
Financial assets and liabilities | FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	48,717	62,069	57,460
Financial assets and liabilities | FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	45,559	58,833	53,482
Financial assets and liabilities | FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	649	664	876
Financial assets and liabilities | FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Central banks | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	9,481	6,474	9,226
Financial assets and liabilities | FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Central banks | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0	0
Financial assets and liabilities | FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Credit institutions | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	11,973	21,598	22,897
Financial assets and liabilities | FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Credit institutions | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	163	50	201
Financial assets and liabilities | FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Customers | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	24,102	30,729	21,355
Financial assets and liabilities | FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Customers | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	19	32	560
Financial assets and liabilities | FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Equity instruments | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0
Financial assets and liabilities | FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Equity instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0
Financial assets and liabilities | FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Debt instruments | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	3	32	4
Financial assets and liabilities | FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Debt instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	467	582	115
Financial assets and liabilities | Financial assets at fair value through other comprehensive income
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	120,953	125,708	121,091
Financial assets and liabilities | Financial assets at fair value through other comprehensive income | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	22,962	18,831	16,066
Financial assets and liabilities | Financial assets at fair value through other comprehensive income | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	6,220	3,788	1,435
Financial assets and liabilities | Financial assets at fair value through other comprehensive income | Loans and advances | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	4,477	1,247	912
Financial assets and liabilities | Financial assets at fair value through other comprehensive income | Loans and advances | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	4,791	3,193	689
Financial assets and liabilities | Financial assets at fair value through other comprehensive income | Equity instruments | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	75	98	455
Financial assets and liabilities | Financial assets at fair value through other comprehensive income | Equity instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,223	407	581
Financial assets and liabilities | Financial assets at fair value through other comprehensive income | Debt instruments | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	18,410	17,486	14,699
Financial assets and liabilities | Financial assets at fair value through other comprehensive income | Debt instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	206	188	165
Liabilities under insurance contracts
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	910	739	765
Liabilities under insurance contracts | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	910	739	765
Liabilities under insurance contracts | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	€ 0	€ 0	€ 0